PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property Plant Equipment to Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	$ 2,499
Balance on end of year	2,455	$ 2,499
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	20,814	19,629
Additions	798	1,185
Deductions	(41)
Balance on end of year	21,571	20,814
Cost [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	4,655	4,256
Additions	380	399
Deductions	(41)
Balance on end of year	4,994	4,655
Cost [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	2,040	1,608
Additions	179	432
Deductions	0
Balance on end of year	2,219	2,040
Cost [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	253	253
Additions	73	0
Deductions	0
Balance on end of year	326	253
Cost [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	13,866	13,512
Additions	166	354
Deductions	0
Balance on end of year	14,032	13,866
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(18,315)	(17,556)
Additions	842	759
Deductions	41
Balance on end of year	(19,116)	(18,315)
Depreciated cost on end of year	2,455	2,499
Accumulated depreciation [Member] | Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(3,998)	(3,672)
Additions	325	326
Deductions	41
Balance on end of year	(4,282)	(3,998)
Depreciated cost on end of year	712	657
Accumulated depreciation [Member] | Computers and peripheral equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(1,553)	(1,347)
Additions	261	206
Deductions	0
Balance on end of year	(1,814)	(1,553)
Depreciated cost on end of year	405	487
Accumulated depreciation [Member] | Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(189)	(176)
Additions	14	13
Deductions	0
Balance on end of year	(203)	(189)
Depreciated cost on end of year	123	64
Accumulated depreciation [Member] | Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance on beginning year	(12,575)	(12,361)
Additions	242	214
Deductions	0
Balance on end of year	(12,817)	(12,575)
Depreciated cost on end of year	$ 1,215	$ 1,291